BUSINESS ACQUISITION (Narrative) (Details) $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 19, 2014 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 27, 2017 USD ($)	Jul. 20, 2017 USD ($)	Jul. 03, 2017 USD ($)
Number of Businesses Acquired		14
Business Combination, Contingent Consideration, Liability		$ 66,794	$ 66,794
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability			$ 2,545
Business Acquisition, Percentage of Voting Interests Acquired		30.00%	30.00%
Goodwill.		$ 101,937	$ 101,937
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory						$ 8,786	$ 3,721	$ 2,791
Shandong [Member]
Payments to Acquire Businesses, Gross			0
Business Combination, Contingent Consideration, Liability		18,585	18,585
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net							$ 18,585
Business Combination, Consideration Transferred			18,585
Goodwill.		26,550	26,550
Chongqing [Member]
Payments to Acquire Businesses, Gross			818
Business Combination, Contingent Consideration, Liability		9,294	9,294
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net								$ 10,112
Business Combination, Consideration Transferred			10,112
Goodwill.		11,719	11,719
Wuhan [Member]
Payments to Acquire Businesses, Gross
Business Combination, Contingent Consideration, Liability		7,284	7,284
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net						$ 7,284
Business Combination, Consideration Transferred			7,284
Goodwill.		$ 10,405	10,405
Trucker Path Inc. [Member]
Payments to Acquire Businesses, Gross	$ 11,500		$ 7,616
Business Acquisition, Percentage of Voting Interests Acquired	29.00%	71.00%	71.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain			$ 2,903
Business Combination, Consideration Transferred			10,300
Sindeo Inc [Member]
Goodwill.		$ 3,251	3,251
Geographic Farming LLC [Member]
Payments to Acquire Businesses, Gross			$ 4,326
Business Acquisition, Percentage of Voting Interests Acquired		100.00%	100.00%
Goodwill.		$ 1,460	$ 1,460
Cash Injection Dealerships [Member]
Business Acquisition Consideration, Cash Injected		17,580
Payments to Acquire Businesses, Gross		7,240
Used Car Dealers [Member]
Payments to Acquire Businesses, Gross			$ 14,884
Business Combination, Consideration Transferred		45,920
Financing Receivable Forgiven		$ 21,201
New Entity [Member]
Business Acquisition, Percentage of Voting Interests Acquired		70.00%	70.00%
Car Inventories Each Dealership [Member]
Business Combination, Consideration Transferred		$ 30,622
Shandong, Chongqing and Wuhan [Member]
Financing Receivable Forgiven		6,995
Other Payments to Acquire Businesses			$ 2,951
Other Acquisition [Member]
Payments to Acquire Businesses, Gross			$ 11,933
Financing Receivable Forgiven		$ 14,206